Consolidated Statements of Changes in Shareholders' Deficit (Parenthetical) - $ / shares						1 Months Ended		12 Months Ended
	May 31, 2025	May 15, 2025	Apr. 30, 2025	Dec. 31, 2024	Feb. 15, 2024	May 31, 2025	Apr. 30, 2025	Dec. 31, 2025
Sale of stock, number of shares issued in transaction		414,000,000
Sale of Private Placement Units								300,000
IPO [Member]
Sale of stock, number of shares issued in transaction								5,400,000
Common Class B [Member] | Sponsor [Member]
Stock issued during period, shares, new issues	1,725,000
Shares, outstanding	10,350,000					10,350,000
Common Class B [Member] | Over-Allotment Option [Member]
Sale of stock, number of shares issued in transaction		1,350,000		1,350,000
Common Class B [Member] | IPO [Member]
Sale of stock, number of shares issued in transaction		41,400,000
Founder Shares [Member]
Stock dividends, shares			0.2				0.2
Founder Shares [Member] | Sponsor [Member]
Stock issued during period, shares, acquisitions					7,187,500
Shares acquired, average cost per share					$ 0.003
Founder Shares [Member] | Over-Allotment Option [Member]
Sale of stock, number of shares issued in transaction		1,350,000
Common Class B Founder Shares [Member] | Sponsor [Member]
Stock issued during period, shares, new issues						1,725,000
Shares, outstanding	10,350,000					10,350,000